Form N-PX

                     Annual Report of Proxy Voting Record of

                           The Cooke and Bieler Funds





                  Investment Company Act File Number: 811-06400





                                   Registrant
                             Advisors' Inner Circle
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                  610.676.1000









                                Agent for Service
                                  James F. Volk
                             Chief Executive Officer
                            One Freedom Valley Drive
                                 Oaks, PA 19456





                  For the Period: July 1, 2004 to July 30, 2004

This filing incorporates by reference and supplements the Form N-PX filing filed by the Advisors' Inner Circle Fund on August 31, 2005, which covered the following funds: Acadian Emerging Markets Portfolio, AIG Money Market Portfolio, Analytic Defensive Equity Fund, Analytic Global Long/Short Fund, Analytic Short-Term Income Fund, C&B Large Cap Core Equity Fund, Chicago Asset Management Value Portfolio, Cambiar Opportunity Fund, Cambiar International Equity Fund, Cambiar Conquistador Fund (formerly the Cambiar Small/Mid Cap Fund), Chartwell U.S. Equity Fund (formerly the Chartwell Large Cap Core Fund), Chartwell Small Cap Value Fund, Commerce Capital Government Money Market Fund, Commerce Capitial Treasury Obligations Money Market Fund, FMA Small Company Fund, FMC Strategic Value Fund, FMC Select Fund, Haverford Quality Growth Stock Fund, HGK Equity Value Fund, ICM Small Company Portfolio, LSV Value Equity Fund, Japan Smaller Companies Fund, McKee International Equity Portfolio, Rice Hall James Small/Mid Cap Portfolio, Rice Hall Jams Micro Cap Portfolio, Sirach Bond Fund, Sirach Equity Fund, Sirach Growth Fund, Sireach Special Equity Fund, Sirach Strategic Balanced Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Balanced Fund, Synovus Large Cap Core Equity Fund, Synovus Mid Cap Value Fund, Synovus Intermediate Term Bond Fund, Synovus Municipal Bond Fund, Toews S&P 500 Hedged Index Fund, Toews Nasdaq 100 Hedged Index Fund, TS&W Equity Portfolio, TS&W Fixed Income Portfolio, TS&W International Equity Portfolio, and United Association S&P 500 Index Fund.




                                                      C&B Mid Cap Value Portfolio

  Proposal                                          Proposed by          Management Position        Registrant Voted



AVX Corp
  Ticker: AVX            CUSIP: 002444107

 Meeting Date: 7/20/04              Annual General Meeting
  1.01    Elect Joseph Stach                            Management            For                        Voted - For
  1.02    Elect Kazuo Inamori                           Management            Withhold                   Voted - Against
  1.03    Elect Kensuke Itoh                            Management            Withhold                   Voted - Against
  1.04    Elect Benedict P. Rosen                       Management            Withhold                   Voted - Against
  1.05    Elect Richard Tressler                        Management            For                        Voted - For
  2       Adopt Stock Option Plan                       Management            For                        Voted - Against
  3       Adopt Director Stock Option Plan              Management            For                        Voted - Against
  4       Approve Annual Bonus Plan                     Management            For                        Voted - For

Haemonetics Corp
  Ticker: HAE            CUSIP: 405024100

 Meeting Date: 7/27/04              Annual General Meeting
  1.01    Elect Harvey G. Klein                         Management            For                        Voted - For
  1.02    Elect Yutaka Sakurada                         Management            For                        Voted - For
  2       Ratify Selection of Auditors                  Management            For                        Voted - For





                         C&B Tax Managed Value Portfolio

               The fund did not vote proxies relating to portfolio securities during the period covered by this report.



                            C&B Large Cap Value Fund

               The fund did not vote proxies relating to portfolio securities during the period covered by this report.

                                   Signatures

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                  By: /s/ James F. Volk
                  Chief Executive Officer
                  Date: December 6, 2005

                                    Form N-PX

                     Annual Report of Proxy Voting Record of

                        Independence Small Cap Portfolio





                  Investment Company Act File Number: 811-06400





                                   Registrant
                             Advisors' Inner Circle
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                  610.676.1000









                                Agent for Service
                                  James F. Volk
                             Chief Executive Officer
                            One Freedom Valley Drive
                                 Oaks, PA 19456





                  For the Period: July 1, 2004 to December 2, 2004



                                                  Independence Small Cap Portfolio

  Proposal                                          Proposed by          Management Position        Registrant Voted



Cache, Inc.

  Ticker : CACH          CUSIP: 127150308


 10/14/2004                         ANNUAL GENERAL MEETING

  Elect Director Andrew M. Saul                         Management            For                        Voted - For
  Elect Director Brian Woolf                            Management            For                        Voted - For
  Elect Director Gene G. Gage                           Management            For                        Voted - For
  Elect Director Arthur S. Mintz                        Management            For                        Voted - For
  Elect Director Morton J. Schrader                     Management            For                        Voted - For
  Ratify Auditors                                       Management            For                        Voted - For

Hyperion Solutions Corp.

  Ticker: HYSL           CUSIP: 44914M104


 11/10/2004                         ANNUAL GENERAL MEETING

  Elect Director Henry Autry                            Management            For                        Voted - For
  Elect Director Terry Carlitz                          Management            For                        Voted - For
  Elect Director Yorgen Edholm                          Management            For                        Voted - For
  Approve Omnibus Stock Plan                            Management            For                        Voted - For
  Ratify Auditor                                        Management            For                        Voted - For



                                   Signatures

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  By: /s/ James F. Volk
                  Chief Executive Officer
                  Date: December 6, 2005